SEGMENTAL ANALYSIS	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTAL ANALYSIS
4 SEGMENTAL ANALYSIS
The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) of the Lloyds Banking Group has been determined to be the chief operating decision maker for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. GEC considers interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.
During 2020, the Group migrated certain customer relationships from the SME business within Commercial Banking to Business Banking within Retail; the Group has also revised its approach to internal funding charges, including the adoption of the Sterling Overnight Index Average (SONIA) interest rate benchmark in place of LIBOR. Comparatives have been restated accordingly.
The Group’s activities are organised into two financial reporting segments: Retail and Commercial Banking.
Retail offers a broad range of financial service products, including current accounts, savings, mortgages, motor finance and unsecured consumer lending to personal and small business customers.
Commercial Banking provides a range of products and services such as lending, transactional banking, working capital management, risk management and debt capital markets services to SMEs, corporates and financial institutions.
Income and expenditure not attributed to these financial reporting segments, including the costs of certain central and head office functions, is disclosed as Other.
Inter-segment services are generally recharged at cost, although some attract a margin. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.
For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

	Retail	Commercial Banking	Other	Group
	£m	£m	£m	£m
Year ended 31 December 2020
Net interest income	8,321	2,300	149	10,770
Other income	1,735	673	1,407	3,815
Total income	10,056	2,973	1,556	14,585
Costs	(5,816)	(1,673)	(1,707)	(9,196)
Impairment charge	(2,384)	(1,280)	(396)	(4,060)
Profit (loss) before tax	1,856	20	(547)	1,329
External income	11,859	2,496	230	14,585
Inter-segment income	(1,803)	477	1,326	—
Segment income	10,056	2,973	1,556	14,585
Segment external assets	359,171	83,155	157,613	599,939
Segment external liabilities	295,216	126,008	137,597	558,821
Analysis of segment other income:
Current accounts	497	109	4	610
Credit and debit card fees	517	231	—	748
Commercial banking fees	—	169	—	169
Private banking and asset management	—	—	1	1
Factoring	—	76	—	76
Other fees and commissions	63	157	100	320
Fees and commissions receivable	1,077	742	105	1,924
Fees and commissions payable	(571)	(195)	(143)	(909)
Net fee and commission income	506	547	(38)	1,015
Operating lease rental income	1,104	16	—	1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	—	145	145
Other income	125	110	1,300	1,535
Segment other income	1,735	673	1,407	3,815
Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	242	668	2,670
Defined benefit scheme charges	97	28	122	247
Other segment items:
Additions to fixed assets	1,684	89	1,042	2,815
Investments in joint ventures and associates at end of year	4	—	—	4

	Retail	Commercial Banking	Other	Group
	£m	£m	£m	£m
Year ended 31 December 2019[1]
Net interest income	9,129	2,691	400	12,220
Other income	2,025	870	1,493	4,388
Total income	11,154	3,561	1,893	16,608
Costs	(7,912)	(1,818)	(1,393)	(11,123)
Impairment charge	(1,038)	(313)	(11)	(1,362)
Profit before tax	2,204	1,430	489	4,123
External income	13,111	2,773	724	16,608
Inter-segment income	(1,957)	788	1,169	—
Segment income	11,154	3,561	1,893	16,608
Segment external assets	351,301	89,630	140,437	581,368
Segment external liabilities	261,019	125,240	156,210	542,469
Analysis of segment other income:
Current accounts	518	133	5	656
Credit and debit card fees	634	327	—	961
Commercial banking fees	—	166	—	166
Private banking and asset management	—	—	38	38
Factoring	—	103	—	103
Other fees and commissions	68	219	152	439
Fees and commissions receivable	1,220	948	195	2,363
Fees and commissions payable	(571)	(299)	(157)	(1,027)
Net fee and commission income	649	649	38	1,336
Operating lease rental income	1,225	22	—	1,247
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	(5)	201	196
Other income	151	204	1,254	1,609
Segment other income	2,025	870	1,493	4,388
Other segment items reflected in income statement above:
Depreciation and amortisation	1,712	315	575	2,602
Defined benefit scheme charges	108	43	94	245
Other segment items:
Additions to fixed assets	2,208	247	1,097	3,552
Investments in joint ventures and associates at end of year	3	—	—	3
1Restated, see page F-31.

	Retail	Commercial Banking	Other	Continuing operations
	£m	£m	£m	£m
Year ended 31 December 2018[1]
Net interest income	9,379	2,893	482	12,754
Other income	1,922	1,447	851	4,220
Total income	11,301	4,340	1,333	16,974
Costs	(7,709)	(2,160)	(1,899)	(11,768)
Impairment (charge) credit	(861)	(80)	15	(926)
Profit (loss) before tax	2,731	2,100	(551)	4,280
External income	12,924	3,722	328	16,974
Inter-segment income	(1,623)	618	1,005	—
Segment income	11,301	4,340	1,333	16,974
Segment external assets	349,755	115,444	128,325	593,524
Segment external liabilities	261,457	137,172	155,145	553,774
Analysis of segment other income:
Current accounts	503	139	5	647
Credit and debit card fees	646	328	—	974
Commercial banking fees	—	271	—	271
Private banking and asset management	—	2	92	94
Factoring	—	83	—	83
Other fees and commissions	57	248	123	428
Fees and commissions receivable	1,206	1,071	220	2,497
Fees and commissions payable	(757)	(310)	(161)	(1,228)
Net fee and commission income	449	761	59	1,269
Operating lease rental income	1,305	36	—	1,341
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	—	268	268
Other income	168	650	524	1,342
Segment other income	1,922	1,447	851	4,220
Other segment items reflected in income statement above:
Depreciation and amortisation	1,573	278	498	2,349
Defined benefit scheme charges	121	48	231	400
Other segment items:
Additions to fixed assets	2,092	208	1,078	3,378
Investments in joint ventures and associates at end of year	4	—	1	5
1Restated, see page F-31.
The Group’s operations are predominantly UK-based and as a result an analysis between UK and non-UK activities is not provided.
The Group’s discontinued operations in 2018 were previously in its Insurance segment (see note 13).